Net Loss per Common Share - Schedule of Anti-Dilutive Securities Excluded from Computations of Diluted Weighted-Average Shares (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents	11,247,481	3,000,712	11,247,481	3,000,712	12,695,427	1,524,170
Warrants Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents	8,401,746	1,896,826	8,401,746	1,896,826	11,623,987	784,230
RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents	360,920	176,749	360,920	176,749	174,249	25,752
Preferred Warrants Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents	529	529	529	529	529	529
Common Options Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents	2,484,286	926,608	2,484,286	926,608	896,662	713,659